REVENUE INFORMATION - Disaggregation of revenue (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
REVENUE INFORMATION
Revenues	$ 298,240,268	¥ 2,076,289,101	¥ 1,477,781,304	¥ 769,368,001
Electronic scooter sales
REVENUE INFORMATION
Revenues		1,787,274,271	1,370,522,269	709,595,841
Accessory and spare parts sales
REVENUE INFORMATION
Revenues		253,799,782	91,373,179	49,159,080
Service revenues
REVENUE INFORMATION
Revenues		¥ 35,215,048	¥ 15,885,856	¥ 10,613,080